Commitments and Contingencies (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 01, 2015	Mar. 31, 2016	Feb. 25, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Pilatus Business Aircraft, Ltd [Member]
Commitments and Contingencies (Textual)
Purchase special mission modifications						$ 7,300,000
Term of operating leases					1 year
Lease due date				Apr. 28, 2018
Customer deposits				$ 688,275	$ 165,094	754,545
Employee agreements, description					The Company has employment agreements with certain executives with provisions for termination obligations in certain circumstances of up to 12 months' severance. The Company expects to pay total aggregate base compensation of approximately $350,000 annually through 2018, plus customary fringe benefits and bonuses.
Interest rate of lease agreement					5.00%
CAF [Member]
Commitments and Contingencies (Textual)
Currently hold in customer deposit					$ 750,000
Customer deposits					500,000
Notes payable					62,018	0
Billing in support of CAF					53,082	0
Total purchases, value					$ 723,756	0
San Marcos [Member]
Commitments and Contingencies (Textual)
Lease expense	$ 10,500
Term of operating leases	15 months				12 months
Lease due date	Jan. 01, 2017
Lease monthly amount					$ 3,000
Future minimum lease payments					$ 162,000
Simulator lease extended					Dec. 31, 2016
Real office and Hangar space [Member]
Commitments and Contingencies (Textual)
Lease expense					$ 454,129	207,439
Aircraft and simulators [Member]
Commitments and Contingencies (Textual)
Lease expense					5,407,873	$ 3,232,229
Hangar space [Member]
Commitments and Contingencies (Textual)
Term of operating leases	1 year	6 months
Lease monthly amount	$ 2,000	$ 16,673
Future minimum lease payments					0
Unpaid lease					14,000
Hangar Space One [Member]
Commitments and Contingencies (Textual)
Unpaid lease					$ 160,028
Gulf Stream [Member]
Commitments and Contingencies (Textual)
Term of operating leases			40 months
Lease monthly amount			$ 70,000
Aircraft [Member]
Commitments and Contingencies (Textual)
Term of operating leases					1 year
Lease due date					Feb. 28, 2016
Purchase special mission modifications			$ 5,500,000